Share-based compensation (Details 1) - Restricted shares	12 Months Ended
Dec. 31, 2021 ¥ / shares shares
Number of shares
Outstanding, beginning | shares	739,026
Forfeited | shares	(15,341)
Outstanding, ending | shares	723,685
Weighted average grant-date fair value
Outstanding, beginning | ¥ / shares	¥ 313.88
Forfeited | ¥ / shares	43.01
Outstanding, ending | ¥ / shares	¥ 319.62